Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Compensation Expense Included in Noninterest Expense and Related Income Tax Benefits

The following table represents the compensation expense that is included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years ended December 31 of the periods indicated:

(Dollars in thousands, except per share data)	2013	2012	2011
Compensation expense related to stock options	$2,110	$1,873	$1,343
Income tax benefit related to stock options	739	656	470
Impact on basic earnings per share	0.05	0.04	0.03
Impact on diluted earnings per share	0.05	0.04	0.03

Estimate Fair Value of Share-Based Awards with Weighted-Average Assumptions

The Company uses the Black-Scholes option pricing model to estimate the fair value of share-based awards. The following weighted-average assumptions were used for option awards outstanding during the years ended December 31st:

	2013	2012	2011
Expected dividends	2.6%	2.7%	2.4%
Expected volatility	34.8%	40.1%	35.5%
Risk-free interest rate	1.7%	0.8%	1.5%
Expected term (in years)	8.6	5.0	4.0
Weighted-average grant-date fair value	$15.37	$14.50	$12.83

Activity Related to Stock Options

The following table represents the activity related to stock options during the periods indicated.

	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Outstanding options, December 31, 2010	1,301,539	$45.52
Granted	55,121	55.15
Issued in connection with acquisition	41,975	72.35
Exercised	(264,647)	30.99
Forfeited or expired	(36,368)	57.51

Outstanding options, December 31, 2011	1,097,620	$50.14
Granted	230,665	51.69
Issued in connection with acquisition	32,863	41.30
Exercised	(92,092)	30.43
Forfeited or expired	(32,981)	56.79

Outstanding options, December 31, 2012	1,236,075	$51.48
Granted	75,722	52.36
Exercised	(200,748)	40.35
Forfeited or expired	(38,220)	55.87

Outstanding options, December 31, 2013	1,072,829	$53.47	4.7 Years

Outstanding exercisable at December 31, 2011	789,952	$47.64
Outstanding exercisable at December 31, 2012	792,444	50.05
Outstanding exercisable at December 31, 2013	707,934	53.54	3.1 Years

Schedule of Weighted Average Remaining Life of Options Outstanding within Stated Exercise Prices

The following table presents weighted average remaining life as of December 31, 2013 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$26.82 to $45.58	72,333	$42.61	1.4 Years	72,047	$42.61
$45.59 to $48.35	150,564	46.91	1.6 Years	140,696	46.91
$48.36 to $51.69	173,624	50.15	5.1 Years	91,673	49.46
$51.70 to $55.42	275,968	53.00	7.7 Years	90,084	53.91
$55.43 to $58.34	202,415	56.97	3.9 Years	158,166	57.19
$58.35 to $111.71	197,925	62.42	4.3 Years	155,268	63.09

Total options	1,072,829	$53.47	4.7 Years	707,934	$53.54

Compensation Expense Included in Salaries and Employee Benefits Expense Related to Restricted Stock Grants

The following table represents the compensation expense that was included in non-interest expense in the accompanying consolidated statements of comprehensive income related to restricted stock grants for the years ended December 31st:

(Dollars in thousands)	2013	2012	2011
Compensation expense related to restricted stock	$8,593	$8,035	$7,258

Unvested Restricted Stock Award Activity

The following table represents unvested restricted stock award activity for the years ended December 31:

	2013	2012	2011
Balance at beginning of period	538,202	512,112	539,195
Granted	167,095	176,669	139,509
Forfeited	(28,713)	(13,164)	(35,823)
Earned and issued	(152,828)	(137,415)	(130,769)

Balance at end of period	523,756	538,202	512,112

Schedule of Share and Dividend Equivalent Share Award Activity

The following table represents phantom stock award activity during the periods indicated.

	Number of share equivalents	Dividend equivalents	Total share equivalents	Value of share equivalents (1)
Balance, December 31, 2010	119,194	3,741	122,935	$7,269,000
Granted	131,099	6,152	137,251	6,766,000
Forfeited share equivalents	(5,917)	(179)	(6,096)	301,000
Vested share equivalents	(11,455)	(772)	(12,227)	622,000

Balance, December 31, 2011	232,921	8,942	241,863	$11,924,000
Granted	119,038	9,152	128,190	6,297,000
Forfeited share equivalents	(10,949)	(367)	(11,316)	556,000
Vested share equivalents	(22,281)	(1,692)	(23,973)	1,180,000

Balance, December 31, 2012	318,729	16,035	334,764	$16,444,000
Granted	169,662	11,189	180,851	11,366,000
Forfeited share equivalents	(18,975)	(785)	(19,760)	1,242,000
Vested share equivalents	(52,178)	(4,088)	(56,266)	2,922,000

Balance, December 31, 2013	417,238	22,351	439,589	$27,628,000

(1)	Except for share equivalents at the beginning of each period, which are based on the value at that time, and vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $62.85, $49.12, and $49.30 on December 31, 2013, 2012, and 2011, respectively.

Phantom Stock Awards [Member]
Compensation Expense Included in Noninterest Expense and Related Income Tax Benefits

The following table indicates compensation expense recorded for phantom stock based on the number of share equivalents vested at the end of the periods indicated and the current market price of the Company’s stock at that time.

	For the Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Compensation expense related to phantom stock	$4,855	$2,185	$1,368